Note 45 Depreciation And Amortisation Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Depreciation [Line Items]
Depreciation and amortisation expense	€ 1,521	€ 1,533	€ 1,403
Tangible assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	946	972	867
For own use depreciable assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	607	623	547
Right of use assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	335	343	317
Investment property [member]
Depreciation [Line Items]
Depreciation and amortisation expense	4	5	3
Intanbile assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	€ 575	€ 561	€ 536